Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%
Net operating loss carry forward	$ 300,000	$ 0
Utilization per year(as percent)	80.00%
Deferred tax assets, valuation allowance	$ 69,000	$ 0
Deferred tax assets, valuation allowance (as percent)	100.00%	100.00%
Number of units exported to SonicHash US	742
Total purchase price	$ 6,999,200
Cayman Islands.
Operating Loss Carryforwards [Line Items]
Applicable tax rate	0.00%
Canada. | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	15.00%
Canada. | Alberta
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.00%
United States. | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%
United States. | Delaware
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.70%
United States. | Georgia
Operating Loss Carryforwards [Line Items]
Applicable tax rate	5.75%
Singapore.
Operating Loss Carryforwards [Line Items]
Applicable tax rate	17.00%
Singapore. | First scenario | SGD
Operating Loss Carryforwards [Line Items]
Applicable tax rate	75.00%
Taxable income	$ 10,000
Exempted from taxable income	7,700
Singapore. | Next scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income	$ 190,000
Exempted from taxable income (as percent)	50.00%
Exempted from taxable income	$ 147,000
US
Operating Loss Carryforwards [Line Items]
Effective US Ex tax And GST Applied, (as percent)	5.00%